Net loss per share	12 Months Ended
Dec. 31, 2025
Net loss per share
Net loss per share

18. Net loss per share

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss	(222,776)	(138,384)	(199,580)
Net loss (income) attributable to non-controlling interests	(9,677)	1,990	(23,374)
Net income attributable to redeemable non-controlling interests	(45,969)	(48,804)	(19,146)
Net loss attributable to ordinary shareholders of Baozun Inc.	(278,422)	(185,198)	(242,100)

Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic	(1.56)	(1.03)	(1.40)
Diluted	(1.56)	(1.03)	(1.40)

Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	(4.68)	(3.09)	(4.19)
Diluted	(4.68)	(3.09)	(4.19)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	178,549,849	179,678,986	173,480,754
Diluted	178,549,849	179,678,986	173,480,754

During the years ended 2023, 2024 and 2025, the Group had 8,502,786, 3,379,002 and 1,152,135 outstanding restricted share units and options respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.